Property and Equipment, Net (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost	$ 4,428,000	$ 1,360,000
Less accumulated amortization	(1,002,000)	(605,000)
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total cost	73,000	73,000
Less accumulated amortization	(46,000)	(21,000)
Net assets under capital lease	27,000	52,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	4,042,000	1,013,000
Machinery and Equipment [Member] | Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total cost	27,000	27,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total cost	169,000	149,000
Computer equipment and software [Member] | Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 46,000	$ 46,000